CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (60,394,659)	$ (55,771,393)
Interest earned on marketable securities held in Trust Account	(19,852)	(17,218)
Change in fair value of warrant liabilities	55,125,000	55,125,000
Changes in operating assets and liabilities:
Prepaid expenses	60,688	(801,063)
Accrued expenses	3,558,344	178,450
Net cash used in operating activities	(1,670,479)	(1,286,224)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(805,000,000)
Net cash provided by (used in) investing activities		(805,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		791,000,000
Proceeds from sale of Private Placement Warrants		16,000,000
Advances from related party	40,705	5,000
Proceeds from promissory note – related party	1,415,000	400,000
Repayment of promissory note – related party	(5,000)	(400,000)
Payment of offering costs		(484,062)
Net cash provided by financing activities	1,450,705	806,545,938
Net Change in Cash	(219,774)	259,714
Cash – Beginning	259,714	0
Cash – Ending	$ 39,940	259,714
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with initial public offering accounted for as liabilities		44,156,250
Deferred underwriting fee payable		$ 28,175,000